Provision for Income Taxes - Schedule of Income Taxes (Details) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income Taxes [Abstract]
Profit / (Loss) Income before taxes	$ 17,991,190	$ (960,807)
Tax credit (expense) at the effective tax rates	(609,968)	(179,863)		$ (179,863)	$ 10,732		$ (124,591)
Tax effect on non-taxable income	(761)	(81,323)		(81,323)	(39,173)
Tax effect on non-deductible expenses	609,968	129,814		129,814			369,101
Change in valuation allowance		131,991		131,991	28,441
Tax effect on utilization of tax losses		(127,521)		(127,521)			(36,369)
Tax losses unable to be utilized	761	126,902		126,902
Over provision of tax in prior year		(486,706)		(486,706)
Tax (income) expense		$ (486,706)		$ (486,706)		[1]	$ 208,141	[1]

[1]	Re-presented as mentioned in Note 23